Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other payables and accrued liabilities
Rental deposits	$ 220,416	$ 215,268
Salary payables	157,970	127,610
Others	44,053	110,540
Receipt in advance	153,399	77,702
Payable under acquisition	16,710,032
Advance for operational purpose	286,820
Lending with no interests	1,220,176
Deposits for purchase of vehicles	476,258
Total other payables and accrued liabilities	$ 19,269,124	$ 531,120